RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movement in Retirement Benefit Net Amounts Recognized in Balance Sheet - Amounts recognised in the balance sheet - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net amount recognised in the balance sheet
At 1 January	£ (424)
At 31 December	(1,469)	£ (424)
Defined benefit pension schemes
Net amount recognised in the balance sheet
At 1 January	(550)	(1,146)
Net defined benefit pension charge	(244)	(241)
Actuarial losses on defined benefit obligation	(5,443)	(4,958)
Return on plan assets	5,565	3,531
Employer contributions	1,149	1,062
Exchange and other adjustments	1	10
At 31 December	£ (1,578)	£ (550)